STOCK-BASED COMPENSATION PLANS - Summary of information about outstanding nonvested performance share units based on target award levels (Details) - Performance Shares - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary disclosures
Nonvested Stock Units	2,539	2,854
Weighted Average Grant Date Fair Value	$ 56.91	$ 58.48
Granted	1,348
Weighted Average Grant Date Fair Value	$ 57.16	$ 56.63	$ 59.61
Vested	(1,477)
Weighted Average Grant Date Fair Value	$ 58.87
Forfeited	(186)
Weighted Average Grant Date Fair Value	$ 58.15
Median
Summary disclosures
Nonvested Stock Units	952
Maximum
Summary disclosures
Nonvested Stock Units	6,348